Goodwill - Schedule of Movement in Goodwill (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in Goodwill [Line Items]
Balance at beginning, Net	$ 3,080,622	$ 3,484,303
Acquisitions through business combinations (Note 17.1.), Net		20,855
Effect of exchange differences on the translation into presentation currency, Net	18,475	(551,489)
Hyperinflation adjustments, Net	197,989	126,953
Balance at ending, Net	3,297,086	3,080,622
Cost [Member]
Schedule of Movement in Goodwill [Line Items]
Balance at beginning, Cost	3,081,639	3,485,320
Acquisitions through business combinations (Note 17.1.), Cost		20,855
Effect of exchange differences on the translation into presentation currency, Cost	18,475	(551,489)
Hyperinflation adjustments, Cost	197,989	126,953
Balance at ending, Cost	3,298,103	3,081,639
Impairment [Member]
Schedule of Movement in Goodwill [Line Items]
Balance at beginning, Impairment	(1,017)	(1,017)
Acquisitions through business combinations (Note 17.1.), Impairment
Effect of exchange differences on the translation into presentation currency, Impairment
Hyperinflation adjustments, Impairment
Balance at ending, Impairment	$ (1,017)	$ (1,017)